Share capital (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Movement in Ordinary Share Capital Through Initial Public Offering

The movement in ordinary share capital through the date of the Company’s initial public offering was as follows:

Issued share capital	Class A shares		Class B shares		Class C shares		Common shares
	Number	Amount (US$ 000s)	Number	Amount (US$ 000s)	Number	Amount (US$ 000s)	Number	Amount (US$ 000s)
At December 31, 2011	2,117,647	21	7,432,794	732,946	50,766	1	—	—
Issued during the year, net of equity raising costs	—	—	3,626,170	381,138	—	—	—	—
Accretion adjustment	—	559	—	28,766	—	129	—	—

At December 31, 2012	2,117,647	580	11,058,964	1,142,850	50,766	130	—	—
Issued during the year, net of equity raising costs	—	—	341,270	34,334	—	—	—	—
Accretion adjustment	—	1,956	—	104,753	—	451	—	—
Share cancellation	(1,444,116)	—	—	—	—	—	—	—

At December 31, 2013	673,531	2,536	11,400,234	1,281,937	50,766	581	—	—

Repurchased during the year	—	—	—	—	(27,958)	(418)	—	—
Issued during the year, net of equity costs	—	—	—	—	—	—	10,000	—

Accretion adjustment	—	1,305	—	69,260	—	232	—	—

At December 11, 2014	673,531	3,841	11,400,234	1,351,197	22,808	395	10,000	—

Share split	—	—	—	—	—	—	2,455,528	—
Share exchange	—	—	—	—	—	—	78,486,853	1,368,131
Issued during the year, net of equity raising costs	—	—	—	—	—	—	728,750	—
At December 31, 2014	—	—	—	—	—	—	81,681,131	1,368,131